Equity - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					1 Months Ended
	Dec. 31, 2013 Item	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2006	May 31, 2001	Apr. 30, 2012 Employee Stock Option	Apr. 30, 2012 Employee Stock Option Minimum	Apr. 30, 2012 Employee Stock Option Maximum	Feb. 29, 2012 Director	Feb. 29, 2012 Director Minimum	Feb. 29, 2012 Director Maximum	Jun. 30, 2012 Consultant	May 31, 2001 Term at discretion of Board of Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of classes of common shares authorized, issued and outstanding	1
Stock option authorized for each non-employee director					15,000
Shares authorized under stock option plan				2,000,000	3,300,000
Stock option expiry period in years, maximum					3 years								10 years
Stock option expiry period in years, minimum					2 years
Number of stock options approved to be granted							277,000	831,000		200,000	600,000	12,000
Number of stock options approved to be granted, rate of return on equity							6.00%	10.00%		6.00%	10.00%
Period over which return on equity to be achieved in order to grant stock options						9 months			12 months
Share option approved under service contract, term												2 years
Unrecognized compensation expense related to non-vested stock options granted	$ 201	$ 1,340
Allocated Share-based Compensation Expense	1,536	547	112
Options exercisable at period end	768,500
Fair value of stock options vested	$ 1,765	$ 66	$ 112
Options Outstanding - Weighted Average Remaining Contractual Life	22 months	26 months	17 months
Weighted average fair value of option granted	$ 1.88	$ 1.26	$ 1.87
Number of share repurchased	0	0	0